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                                           File No. 033-79166, 811-8522
                                           Filed under Rule 497(e)


                     The Equi-Select Series Trust

                         PROSPECTUS SUPPLEMENT

                             July 17, 1998

                                to the
                     Prospectus dated May 1, 1998,
                   for the Equi-Select Series Trust


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|    We  anticipate after August 14, 1998, that the Portfolios of    |
|    the Equi-Select Series Trust will no longer be available for    |
|    investment. Potential investors should look at The GCG Trust    |
|    Prospectus for additional investment options.                   |
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     This supplement should be retained with your Prospectus  for the Equi-Select Series Trust.

5569-SUB                                                 7/17/98